Common stock - Public Offerings (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Jul. 26, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 17, 2017 USD ($) shares	Jul. 28, 2015 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 28, 2017 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Public offerings and related transactions
Net proceeds from issuance of stock | $							$ 64,560	$ 13	$ 18,122
Reverse stock split ratio				0.4167
Common Stock
Public offerings and related transactions
Issuance of common stock, net of issuance costs (in shares) | shares							12,019,639
Common Stock | IPO
Public offerings and related transactions
Issuance of common stock, net of issuance costs (in shares) | shares				5,520,000
Public offering price (in dollars per share) | $ / shares				$ 15.00
Net proceeds from issuance of stock | $				$ 75,000
Common Stock | Underwritten Public Offering
Public offerings and related transactions
Issuance of common stock, net of issuance costs (in shares) | shares		4,800,000			4,800,000	5,750,000
Public offering price (in dollars per share) | $ / shares		$ 6.25			$ 6.25	$ 5.00
Gross proceeds from issuance of stock | $		$ 30,000			$ 30,000
Payments of stock issuance costs | $		$ 200			$ 200
Term of option to purchase share		30 days			30 days
Net proceeds from issuance of stock | $	$ 34,300		$ 26,700
Shares offered to underwriters under option granted (in shares) | shares		720,000			720,000
Common Stock | Over-allotment option
Public offerings and related transactions
Issuance of common stock, net of issuance costs (in shares) | shares			750,000	720,000